Leases - Schedule of Lease-Related Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease-Related Assets and Liabilities [Line Items]
Lease assets	$ 120,433	$ 361,109	$ 935,812
Lease liabilities
Lease liabilities (short term)	116,762	208,549	326,033
Lease liabilities (long term)	3,671	153,592	613,386
Total lease liabilities	$ 120,433	$ 362,141	$ 939,419